Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive income(loss) (Loss)	Non- controlling interest	Total
Balance at Mar. 31, 2023	$ 6,977	$ 71,021,898	$ (3,988,370)	$ (54,467,600)	$ (3,847,601)	$ 114,212	$ 8,839,516
Balance (in Shares) at Mar. 31, 2023	69,763,933		(1,165,883)
Net (loss) income for the period				(3,457,657)		639	(3,457,018)
Foreign currency translation adjustment					(44,239)	(6,786)	(51,025)
Foreign currency translation adjustment (in Shares)
Balance at Sep. 30, 2023	$ 6,977	71,021,898	$ (3,988,370)	(57,925,257)	(3,891,840)	108,065	5,331,473
Balance (in Shares) at Sep. 30, 2023	69,763,933		(1,165,883)
Balance at Mar. 31, 2023	$ 6,977	71,021,898	$ (3,988,370)	(54,467,600)	(3,847,601)	114,212	8,839,516
Balance (in Shares) at Mar. 31, 2023	69,763,933		(1,165,883)
Balance at Mar. 31, 2024	$ 43,834	210,324,890	$ (3,988,370)	(63,926,383)	(4,086,587)	56,810	138,424,194
Balance (in Shares) at Mar. 31, 2024	438,336,843		(1,165,883)
Net (loss) income for the period				(586,632)		33,802	(552,830)
Private placement	$ 22,000	62,546,014					62,568,014
Private placement (in Shares)	220,000,050
Exercise of warrants	$ 6,254	(6,254)
Exercise of warrants (in Shares)	62,543,710
Business acquisition		189,524				8,214	197,738
Foreign currency translation adjustment					26,040	(11,503)	14,537
Foreign currency translation adjustment (in Shares)
Balance at Sep. 30, 2024	$ 72,088	$ 273,054,174	$ (3,988,370)	$ (64,513,015)	$ (4,060,547)	$ 87,323	$ 200,651,653
Balance (in Shares) at Sep. 30, 2024	720,880,603		(1,165,883)